Shareholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Shareholders' Equity (Tables) [Line Items]
Schedule of Common Stock were Issued and Outstanding	As of March 31, 2024, warrants to purchase up to 12,435,000 shares of common stock were issued and outstanding.
	Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)
Outstanding - December 31, 2022	11,945,000	$11.50	5.98
Issued during the quarter	-	-	-
Expired during the quarter	-	-	-
Outstanding – March 31, 2023	11,945,000	11.50	5.98
Exercisable – March 31, 2023	11,945,000	$11.50	5.98
	Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)
Outstanding - December 31, 2023	12,345,000	$11.22	4.93
Issued during the quarter	90,000	0.01	0.03
Expired during the quarter	-	-	-
Outstanding – March 31, 2024	12,435,000	11.14	4.73
Exercisable – March 31, 2024	12,435,000	$11.14	4.73

Warrant [Member]
Shareholders' Equity (Tables) [Line Items]
Schedule of Common Stock were Issued and Outstanding	As of December 31, 2023, warrants to purchase up to 12,345,000 shares of common stock were issued and outstanding.
	Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)

Outstanding - January 31, 2022	11,945,000	$11.50	5.98
Issued during the year	-	-	-
Expired during the year	-	-	-
Outstanding - December 31, 2022	11,945,000	$11.50	5.98
Issued during the year	400,000	0.35	0.16
Expired during the year	-	-	-
Outstanding – December 31, 2023	12,345,000	11.22	4.93
Exercisable – December 31, 2023	12,345,000	$11.22	4.93